Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 10,113
2022	11,216
2023	9,076
2024	7,863
2025	7,638
2026 and thereafter	24,080
Total undiscounted cash flows	69,986
Less imputed interest	11,289
Present value of lease liabilities	$ 58,697